Intangible Assets, Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2019 (actual)	$ 108	$ 1,058	$ 1,152
Estimate for year ended December 31,
2020	358
2021	308
2022	271
2023	235
2024	200
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2019 (actual)	388
MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2019 (actual)	274
Estimate for year ended December 31,
2020	263
2021	227
2022	203
2023	176
2024	152
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2019 (actual)	114
Estimate for year ended December 31,
2020	95
2021	81
2022	68
2023	59
2024	$ 48